Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
ASSETS
Cash	$ 1,215,849
Prepaid expenses	205,477
Deferred offering costs		47,500
Total current assets	1,421,326	47,500
Marketable securities held in Trust Account	254,845,389
Prepaid expenses, non-current	79,110
Total Assets	256,345,825	47,500
Current liabilities:
Accrued offering costs and expenses	220,963	5,000
Due to related party	1,000
Promissory note – related party		22,500
Forward Purchase Agreement liability	4,225,138
Warrant liability	19,233,202
Deferred underwriting fees	8,919,295
Total liabilities	32,599,598	27,500
Shareholders’ (Deficit) Equity:
Total current liabilities	221,963	27,500
Commitments and Contingencies (Note 8)
Class A ordinary shares subject to possible redemption, 25,483,700 shares and 0 shares at redemption value, at September 30, 2021 and December 31, 2020, respectively	254,844,389
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares value
Class B ordinary shares value	637	647
Additional paid-in capital		24,353
Accumulated deficit	(31,098,799)	(5,000)
Total shareholders’ (deficit) equity	(31,098,162)	20,000
Total Liabilities and Shareholders’ Equity	$ 256,345,825	$ 47,500